Related Party Transactions (Narrative) (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2019 $ / shares shares	Jun. 30, 2018 $ / shares shares	Mar. 31, 2023 CAD ($) Share $ / shares	Mar. 31, 2023 USD ($) Share	Mar. 31, 2022 USD ($) Share $ / shares shares	Mar. 31, 2021 Share $ / shares
Disclosure of transactions between related parties [line items]
Operating line of credit				$ 8,000,000
Number of stock options exercised | Share			3,322	3,322	329,822	145,537
Weighted average price stock options exercised | $ / shares			$ 3.66		$ 16.61	$ 17.21
Officers, directors, and companies controlled by officers and directors, and shareholders [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities				$ 208,215	$ 243,773
Company beneficially owned by Chairman [Member]
Disclosure of transactions between related parties [line items]
Interest rate per annum				12.00%
Two companies beneficially owned by Chairman and CEO of company [Member]
Disclosure of transactions between related parties [line items]
Borrowing costs incurred			$ 250,000
Total loans received from companies owned by CEO and Chairman			$ 3,670,000	$ 25,000
Director, CEO and Chairman [Member]
Disclosure of transactions between related parties [line items]
Personal guarantee amount to support operating line of credit				2,510,000
Joint guarantee amount to support operating line of credit				5,020,000
Operating line of credit				$ 8,000,000
Warrant excercised | shares					1,314,285
Director, CEO and Chairman [Member] | Expire June 29, 2021 [Member]
Disclosure of transactions between related parties [line items]
Number of non transferrable common share purchase warrants issued | shares		628,571
Exercise price of non transferrable common share purchase warrants | $ / shares		$ 4.55
Director, CEO and Chairman [Member] | March 14, 2022 [Member]
Disclosure of transactions between related parties [line items]
Number of non transferrable common share purchase warrants issued | shares	685,714
Exercise price of non transferrable common share purchase warrants | $ / shares	$ 4.2